Income taxes	12 Months Ended
Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Income taxes	Income taxes
9.1.    Accounting policy
9.1.1.    Current income and social contribution taxes
Current tax assets and liabilities are measured at the amount expected to be recovered or paid to the tax authorities. The tax regulations applied are those in force on the statement of financial position date in the countries where the Group operates and generates taxable income.
The Company is domiciled in the Cayman Islands which is an income tax free jurisdiction. Income of StoneCo from some investments outside the Cayman Islands is subject to withholding taxes to the countries where the investments are based. The withholding tax rate is generally 15%, which is treated as an income tax expense as StoneCo does not currently have taxable income against to which the withheld taxes can be offset.
The combined statutory rate applied to all entities in Brazil is 34%, comprising the Corporate Income Tax (“IRPJ”) and the Social Contribution on Net Income (“CSLL”) on the taxable income of each Brazilian legal entity individually (no consolidated tax returns).
The Group's Brazilian entities recognize IRPJ and CSLL on an accrual basis. According to Brazilian tax regulations, the historical nominal amount of tax losses determined in prior years can be offset against results of subsequent years at any time (i.e., do not prescribe), provided that such offsetting does not exceed 30% of the annual taxable income of the fiscal period in which tax losses are utilized.
Payments are made monthly, in anticipation of the amount which will be due by the year-end.
9.1.2.    Deferred income and social contribution taxes
Deferred tax assets or liabilities are measured based on the differences between the tax bases of assets and liabilities and the amounts reported in the statement of financial position. Deferred tax assets may be recognized for unused tax loss carryforwards.
Deferred tax assets are recognized only to the extent that it is probable that the Group's Brazilian entities will generate sufficient future taxable profits that will allow for their recovery. The expected realization of deferred tax assets is based on technical studies prepared by the Company that demonstrate expectation of future taxable profits according to management projections.
The income tax and social contribution expense is recognized in the Consolidated statement of profit or loss under Income tax and social contribution, except when it refers to items recognized in other comprehensive income, in which case the related deferred tax assets or liabilities are also recognized against other comprehensive income. In this case, the Group presents these items in the Consolidated Statement of Other Comprehensive Income net of related tax effect.
Management periodically evaluates positions taken in tax returns with respect to situations where applicable tax regulations are subject to interpretation and recognizes provisions, when appropriate.
Deferred tax assets and liabilities are presented net in the Consolidated statement of financial position when there is a legally enforceable right and the intention to offset them upon the calculation of current taxes, generally when related to the same legal entity and the same jurisdiction. Accordingly, deferred tax assets and liabilities in different entities or in different tax jurisdictions are generally presented separately, and not on a net basis.
9.2.    Significant judgments, estimates and assumptions
Deferred tax assets are recognized for all unused tax losses to the extent that sufficient taxable profit will likely be available to allow the use of such losses. Significant judgment is required of management to determine the amount of deferred tax assets that can be recognized, based on the likely timing and level of future taxable profits, together with future tax planning strategies.
9.3.    Reconciliation of income tax expense
The following is a reconciliation of income tax expense starting from the reported pretax profit (loss) for the year, applying the combined Brazilian statutory rates of 34%:

	2023	2022	2021

Profit (loss) before income taxes	1,970,818	(387,290)	(1,445,554)
Brazilian statutory rate	34%	34%	34%
Tax benefit/(expense) at the statutory rate	(670,078)	131,679	491,488

Additions (exclusions):
Profit (loss) from entities subject to different tax jurisdiction rates	228,953	48,594	3,931
Profit (loss) from entities subject to different tax rates - Mark to market on equity securities designated at FVPL	10,395	(290,039)	(429,832)
Other permanent differences	(13,715)	(10,609)	4,325
Equity pickup on associates	(1,421)	(1,220)	(3,548)
Unrecorded deferred taxes	(15,966)	(33,465)	(40,165)
Prior years unrecorded deferred taxes	23,057	—	—
Unrealized gain previously held interest on acquisition	—	—	6,161
Interest payments on net equity	—	560	5,933
Use of tax losses previously unrecorded	1,099	1,292	22,492
Research and development tax benefits	59,155	10,275	4,688
Other tax incentives	8,123	3,827	2,733
Total income tax and social contribution benefit/(expense)	(370,398)	(139,106)	68,206
Effective tax rate	19%	(36%)	5%

Current income tax and social contribution	(345,813)	(292,172)	(171,621)
Deferred income tax and social contribution	(24,585)	153,066	239,827
Total income tax and social contribution benefit/(expense)	(370,398)	(139,106)	68,206
9.4.    Deferred income taxes by nature

	2022	Recognized against other comprehensive income	Recognized against profit or loss	Recognized against goodwill	2023

Assets at FVOCI	215,730	(35,786)	—	—	179,944
Losses available for offsetting against future taxable income	385,634	—	(42,321)	—	343,313
Other temporary differences	273,625	—	28,926	—	302,551
Tax deductible goodwill	69,017	—	(26,392)	—	42,625
Share-based compensation	58,815	—	64,396	—	123,211
Contingencies arising from business combinations	51,313	—	(14,993)	—	36,320
Assets at FVPL	(993)	—	993	—	—
Technological innovation benefit	(31,557)	—	22,519	—	(9,038)
Temporary differences under FIDC	(147,924)	—	(76,809)	—	(224,733)
Intangible assets and property and equipment arising from business combinations	(693,936)	—	19,096	(1,375)	(676,215)
Deferred tax, net	179,724	(35,786)	(24,585)	(1,375)	117,978

	2021	Recognized against other comprehensive income	Recognized against profit or loss	Recognized against goodwill	2022

Assets at FVOCI	127,335	88,395	—	—	215,730
Losses available for offsetting against future taxable income	317,725	—	67,909	—	385,634
Other temporary differences	107,364	—	166,261	—	273,625
Tax deductible goodwill	111,298	—	(42,281)	—	69,017
Share-based compensation	41,150	—	17,665	—	58,815
Contingencies arising from business combinations	48,284	—	3,029	—	51,313
Assets at FVPL	(4,583)	—	3,590	—	(993)
Technological innovation benefit	(18,493)	—	(13,064)	—	(31,557)
Temporary differences under FIDC	(69,556)	—	(78,368)	—	(147,924)
Intangible assets and property and equipment arising from business combinations	(709,943)	—	28,325	(12,318)	(693,936)
Deferred tax, net	(49,419)	88,395	153,066	(12,318)	179,724
9.5.    Unrecognized deferred taxes
The Group has accumulated tax loss carryforwards and other temporary differences in some subsidiaries in the amount as of December 31, 2023 of R$ 133,710 (2022 – R$ 144,529) for which a deferred tax asset was not recognized and are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose. Deferred tax assets have not been recognized with respect of these losses as they cannot be used to offset taxable profits between subsidiaries of the Group, and there is no other evidence of probable recoverability in the near future.